Van Eck VIP Multi-Manager Alternatives Fund
RISK/RETURN

Supplement dated May 19, 2011 (“Supplement”)
to the Prospectus dated May 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectus for the Fund is supplemented as follows:

1. The section of the Prospectus entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund – Principal Investment Strategies” is supplemented by:

a.       replacing the first sentence in the paragraph on page 3 that immediately precedes the list of bullet points with the following:

Currently, the Adviser has entered into sub-advisory agreements with the following nine Sub-Advisers with respect to the Fund.

b.       adding the following immediately before the first bullet point regarding Dix Hill Partners, LLC:

▪         Acorn Derivatives Management Corp. employs a spread strategy to seek to capture persistent overpricing in S&P 500 index options.

▪         Coe Capital Management, LLC employs a long/short equity strategy.

c.       adding the following immediately after the bullet point regarding Medley Credit Strategies, LLC:

▪         Millrace Asset Group, Inc. employs a long/short equity strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2011
Registrant Name	dei_EntityRegistrantName	VAN ECK VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811976
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Van Eck VIP Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Supplement [Text Block]	cik0000811976_SupplementTextBlock

Supplement dated May 19, 2011 (“Supplement”)
to the Prospectus dated May 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectus for the Fund is supplemented as follows:

1. The section of the Prospectus entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund – Principal Investment Strategies” is supplemented by:

a.       replacing the first sentence in the paragraph on page 3 that immediately precedes the list of bullet points with the following:

Currently, the Adviser has entered into sub-advisory agreements with the following nine Sub-Advisers with respect to the Fund.

b.       adding the following immediately before the first bullet point regarding Dix Hill Partners, LLC:

▪         Acorn Derivatives Management Corp. employs a spread strategy to seek to capture persistent overpricing in S&P 500 index options.

▪         Coe Capital Management, LLC employs a long/short equity strategy.

c.       adding the following immediately after the bullet point regarding Medley Credit Strategies, LLC:

▪         Millrace Asset Group, Inc. employs a long/short equity strategy.